Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of related party transactions
	Years ended December 31,
	2018	2017
Universal Mineral Services Ltd. [1]
Exploration and evaluation costs:
Committee Bay	$510	$529
Homestake	136	352
Peru	179	136
Fees, salaries and other employee benefits	462	574
Insurance	1	2
Legal and professional fees	9	—
Marketing and investor relations	70	7
Office and administration	344	419
Project investigation costs	6	10
Regulatory, transfer agent and shareholder information	—	17
Total transactions for the year	$1,717	$2,046